BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Fixed Assets, net of accumulated depreciation	$ 0	$ 887
Website, net of accumulated depreciation	$ 933	$ 700
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	75,000,000	75,000,000	75,000,000
Common Stock, Shares Issued	15,225,309	14,731,666	11,006,666
Common Stock, Shares Outstanding	15,225,309	14,731,666	11,006,666